Capital and reserves	12 Months Ended
Dec. 31, 2022
Miscellaneous equity [abstract]
Capital and reserves
28	Capital and reserves
See accounting policies in note 36(K).
As described in Note 1, the Reverse Recapitalization has resulted in PHCL becoming a wholly owned subsidiary of the Company on May 18, 2022, effectuated by the holders of PHCL ordinary shares exchanging each of their shares for Class A or Class B ordinary shares of the Company (collectively “Prenetics Ordinary Shares”) as described below:

(a)	Movement in ordinary shares of PHCL
Authorized and issued share capital

		2022		2021
	Note	No. of shares	$	No. of shares	$
Authorized ordinary shares of $1 / $0.0001 each	(ii)	50,000	50,000	500,000,000	50,000

Ordinary shares, issued and fully paid:
As of the beginning of the year		14,932,033	1,493	14,543,817	15,349,833
Reclassification to share premium arising from the restructuring	(ii)	—	—	—	(15,348,379)
Shares issued upon conversion of exchange loan notes	(iii)	1	1	388,216	39
Exchange for Prenetics Ordinary Shares as part of Reverse Recapitalization	(vii)	(14,932,033)	(1,493)	—	—

At the end of the year	(v)	1	1	14,932,033	1,493

Series A preference shares, issued and fully paid:
As of the beginning of the year		—	—	4,154,726	2,296,598
Reclassification to preference shares liabilities	(iii)	—	—	(4,154,726)	(2,296,598)

At the end of the year		—	—	—	—

Series B preference shares, issued and fully paid:
As of the beginning of the year		—	—	5,338,405	5,554,173
Reclassification to preference shares liabilities	(iii)	—	—	(5,338,405)	(5,554,173)

At the end of the year		—	—	—	—

Series C preference shares, issued and fully paid:
As of the beginning of the year		—	—	10,532,116	30,040,000
Reclassification to preference shares liabilities	(iii)	—	—	(10,532,116)	(30,040,000)

At the end of the year		—	—	—	—

Total share capital			1		1,493

Notes:

(i)
The Ordinary Shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of PHCL. All ordinary shares rank equally with regard to the Group’s residual assets.

(ii)	At December 31, 2021, the authorized share capital of PHCL was $50,000 divided into 500,000,000 shares with a par value of $0.0001 each.
Prior to the restructuring, the share capital of Prenetics HK represent the full consideration amount as in accordance with section 135 of the Hong Kong Companies Ordinance, the ordinary shares of the PHCL do not have a par value. Upon the restructuring, the consolidated financial statements of PHCL is presented as a continuation of the consolidated financial statements of Prenetics HK except for the capital structure, where the share capital would reflect the par value with the excess recorded as share premium.
As specified in the written plan of merger approved by special resolution of the shareholders of PHCL at an extraordinary general meeting of the shareholders of PHCL on May 6, 2022, the authorized share capital of PHCL had been redesignated to $50,000 divided into 50,000 ordinary shares of a par value of $1 each.

(iii)	On November 11, 2021, 388,216 ordinary shares valued at $1,778,029 were issued upon the conversion of the exchange loan notes by the then-shareholders of Oxsed Limited.
On May 18, 2022, 1 ordinary share valued at $1 was issued upon the closing of the Acquisition Merger.

(iv)
On June 16, 2021, Series A preference shares, Series B preference shares and Series C preference shares of Prenetics HK were reclassified to the preference shares of PHCL, which are classified as liabilities as a result of the Corporate Restructuring.

(v)	At December 31, 2021, the entire amount standing to the reclassification to share premium at $17,126,369 due to the Group’s restructuring.

(vi)	At December 31, 2021, 1,543 ordinary shares have not been issued to one of the shareholders until certain statutory procedures were completed in March 2022.

(vii)
On May 18, 2022, the ordinary shares of PHCL were canceled in exchange for the right to receive Class A or Class B ordinary shares of the Company equal to the exchange ratio of 2.03 for each ordinary share of PHCL.

(b)	Movement in ordinary shares of the Company
Authorized and issued share capital

		2022
	Note	No. of shares	$

Authorized Class A ordinary shares of $0.0001 each	(i)	450,000,000	45,000
Authorized Class B ordinary shares of $0.0001 each	(i)	50,000,000	5,000

		500,000,000	50,000

Class A ordinary shares, issued and fully paid:
As of the beginning of the year		—	—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		101,265,915	10,127
Share issued for vesting of restricted share units		7,852,791	785
Share issued upon conversion of exchange loan notes		789,282	79
Share issued for the ACT Acquisition		17,361,258	1,736

At the end of the year	(ii)	127,269,246	12,727

Class B ordinary shares, issued and fully paid:
As of the beginning of the year		—	—
Issuance of Prenetics Ordinary Shares as part of Reverse Recapitalization		9,713,864	971

At the end of the year	(iii)	9,713,864	971

Total share capital			13,698

Notes:

(i)
The authorized share capital of the Company is $50,000 divided into 500,000,000 shares with a par value of $0.0001 each, of which (i) 450,000,000 shall be designated as Class A Ordinary Shares; (ii) 50,000,000 shall be designated as convertible Class B Ordinary Shares. The share capital would reflect the par value with the excess recorded as share premium.

(ii)
Class A ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.

(iii)
Class B ordinary shareholders are entitled to receive dividends as declared from time to time and are entitled to twenty vote per share at meetings of the Company. All ordinary shares rank equally with regard to the Group’s residual assets.

(c)	Nature and purpose of reserves

(i)	Capital reserve
The capital reserve represents restricted shares granted to shareholders but are subjected to certain restrictions and portion of the grant date fair value of unexercised share options granted to employees of the Company that has been recognized in accordance with the accounting policy adopted for share-based payments in note 36(D)(ii).

(ii)	Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations. The reserve is dealt with in accordance with the accounting policies set out in note 36(B).

(iii)	Other reserves
The other reserves comprise (i) the fair value of share issuance of $5,061,304 in connection with the ACT Acquisition; (ii) the amortized cost of puttable financial instrument in connection with the ACT Acquisition; (iii) the then shareholders of Oxsed Limited exchanged GBP
5,865,450 (equivalent to $7,549,258) into 1,652,248
 ordinary shares in connection with the acquisition of Oxsed Limited; and (
iv
) the remaining balance of the unconverted portion of the exchange loan notes recognized as equity instrument in note 36(J)(iv) in accordance with the accounting policy adopted for convertible securities.

(iv)	Share premium
Under the Companies Law of the Cayman Islands, the funds in the share premium account of the Company are distributable to the shareholders of the Company provided that immediately following the date on which the dividend is proposed to be distributed, the Company will be in a position to pay off its debts as they fall due in the ordinary course of business.

(v)	Treasury stock
As at December 31, 2022, the Company holds 310,825 shares in treasury and the aggregate price of the purchased shares is deducted from equity as “Treasury stock” for an amount of $661,519.

(d)	Capital management
The Group’s primary objectives when managing capital are to safeguard the Group’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and to support the Group’s stability and growth, by pricing products and services commensurately with the level of risk.
The Group actively and regularly reviews and manages its capital structure to ensure optimal capital structure and shareholders return, taking into consideration the future of the Company and capital efficiency, prevailing and projected profitability, projected operating cash flows, projected capital expenditures and projected strategic investment opportunities.
The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group made no changes to its capital management objectives, policies or processes during the years ended December 31, 2022 and 2021.
Neither the Company nor any of its subsidiaries are subject to externally imposed capital requirements.